Lease Obligations (Details) - Schedule of lease obligations - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule of lease obligations [Abstract]
Opening balance	$ 1,020,482	$ 341,592
Additions in the year	174,352	833,766
Interest expense	35,678	21,279
Translation adjustment	(13,126)	6,527
Lease payments	(278,381)	(182,682)
Total	939,005	1,020,482
Due within one year	(303,788)	(232,969)
Ending balance	$ 635,217	$ 787,513